Calvert
Global Water Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 2.5%
Reece, Ltd.(1)	409,196	$ 5,097,532
Reliance Worldwide Corp., Ltd.	3,256,302	8,953,438
		$ 14,050,970
Brazil — 2.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	771,321	$ 9,132,440
Cia de Saneamento de Minas Gerais Copasa MG	1,670,492	7,378,745
		$ 16,511,185
Canada — 1.1%
Gildan Activewear, Inc.	104,080	$3,355,544
Stantec, Inc.(1)	48,149	3,143,542
		$6,499,086
Chile — 1.3%
Aguas Andinas S.A., Class A	20,497,598	$7,107,324
		$7,107,324
China — 4.9%
Beijing Enterprises Water Group, Ltd.	27,381,452	$6,513,585
China Everbright Environment Group, Ltd.	7,251,666	2,866,314
China Lesso Group Holdings, Ltd.	6,015,578	3,964,367
China Water Affairs Group, Ltd.	8,516,421	6,450,919
Guangdong Investment, Ltd.	9,009,427	7,781,756
		$27,576,941
Denmark — 0.5%
Novozymes A/S, Class B	57,996	$2,706,039
		$2,706,039
Finland — 2.4%
Kemira Oyj	543,445	$8,669,195
Uponor Oyj	154,477	4,834,692
		$13,503,887
France — 4.0%
Accor S.A.	85,852	$3,194,676
Eurofins Scientific SE(1)	43,136	2,741,200
L'Oreal S.A.	6,662	3,107,665
LVMH Moet Hennessy Louis Vuitton SE	3,266	3,079,551
Veolia Environnement S.A.	332,966	10,540,189
		$22,663,281
Germany — 1.0%
GEA Group AG	67,673	$2,833,201
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	35,658	$ 2,851,794
		$ 5,684,995
Italy — 1.5%
ACEA SpA(1)	269,659	$ 3,527,032
Interpump Group SpA(1)	94,119	5,234,610
		$ 8,761,642
Japan — 7.6%
Ebara Corp.(1)	114,156	$ 5,477,056
Hulic Reit, Inc.	2,504	2,798,458
Kurita Water Industries, Ltd.	234,242	8,993,103
Lixil Corp.	731,000	9,304,245
Organo Corp.	280,100	8,279,880
Sekisui Chemical Co., Ltd.	209,200	3,022,350
TOTO, Ltd.	167,900	5,076,691
		$42,951,783
Mexico — 0.8%
Orbia Advance Corp. SAB de CV	2,239,300	$4,794,669
		$4,794,669
Netherlands — 1.4%
Aalberts NV(1)	121,249	$5,106,014
Arcadis NV	70,080	2,931,046
		$8,037,060
Singapore — 1.0%
CDL Hospitality Trusts	3,310,601	$3,000,833
City Developments, Ltd.	569,000	2,838,161
Hyflux, Ltd.(1)(2)(3)	16,595,483	0
		$5,838,994
South Korea — 1.0%
Coway Co., Ltd.	78,137	$2,611,068
LG Chem, Ltd.	5,455	2,776,932
		$5,388,000
Spain — 1.1%
Acciona S.A.(1)	17,573	$2,983,722
Iberdrola S.A.	233,152	3,044,686
		$6,028,408
Sweden — 0.5%
Fabege AB	398,589	$2,871,570
		$2,871,570

Calvert
Global Water Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland — 5.0%
Belimo Holding AG	11,389	$ 5,692,362
Geberit AG	11,380	5,964,073
Georg Fischer AG	80,325	6,041,287
Roche Holding AG PC	8,988	2,745,563
Sika AG	10,432	2,987,731
Sulzer AG	56,772	4,890,259
		$ 28,321,275
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	156,294	$2,887,269
		$2,887,269
United Kingdom — 8.2%
CNH Industrial NV	220,932	$3,181,421
Croda International PLC	37,495	2,680,310
Ferguson PLC	43,671	6,869,885
Genuit Group PLC	1,070,374	3,988,271
Halma PLC	94,906	2,747,085
Mondi PLC	183,703	2,802,648
Pennon Group PLC	803,799	7,262,740
Severn Trent PLC	257,629	8,398,767
United Utilities Group PLC	709,608	8,676,718
		$46,607,845
United States — 50.1%
Advanced Drainage Systems, Inc.	55,663	$6,333,336
Agilent Technologies, Inc.	24,506	2,946,846
American States Water Co.	89,716	7,805,292
American Water Works Co., Inc.	69,857	9,972,087
Badger Meter, Inc.	69,434	10,245,681
Ball Corp.	55,407	3,225,241
Brookfield Renewable Corp., Class A	84,384	2,659,784
California Water Service Group	140,209	7,238,991
Chemed Corp.	10,318	5,588,951
CMS Energy Corp.	48,890	2,872,288
Core & Main, Inc., Class A(3)	176,573	5,533,798
Cousins Properties, Inc.	142,298	3,244,394
Danaher Corp.	12,345	2,962,800
Ecolab, Inc.	74,373	13,884,695
Energy Recovery, Inc.(3)	345,026	9,643,477
Entegris, Inc.	26,923	2,983,607
Essential Utilities, Inc.	221,297	8,831,963
FMC Corp.	27,235	2,841,700
Fortune Brands Innovations, Inc.	90,848	6,536,514
Franklin Electric Co., Inc.	55,340	5,694,486
Gorman-Rupp Co. (The)	161,685	4,661,379
Hawkins, Inc.	167,181	7,972,862
Security	Shares	Value
United States (continued)
IDEXX Laboratories, Inc.(3)	6,099	$ 3,063,101
Ingersoll Rand, Inc.	50,027	3,269,765
Intel Corp.	90,128	3,013,880
Itron, Inc.(3)	41,837	3,016,448
Levi Strauss & Co., Class A(1)	214,252	3,091,656
Lindsay Corp.	37,355	4,457,946
Masco Corp.	118,159	6,779,963
MasterBrand, Inc.(3)	425,424	4,947,681
Middlesex Water Co.	87,817	7,083,319
Mondelez International, Inc., Class A	38,600	2,815,484
Mueller Industries, Inc.	69,526	6,068,229
Mueller Water Products, Inc., Class A	341,715	5,546,034
Nucor Corp.	21,464	3,519,667
Parker-Hannifin Corp.	8,846	3,450,294
Pentair PLC	189,627	12,249,904
Procter & Gamble Co. (The)	19,885	3,017,350
Roper Technologies, Inc.	6,238	2,999,230
SJW Group	98,429	6,900,857
Tetra Tech, Inc.	74,594	12,214,022
Trimble, Inc.(3)	60,736	3,215,364
Valmont Industries, Inc.	20,146	5,863,493
Waters Corp.(3)	11,283	3,007,371
Watts Water Technologies, Inc., Class A	60,875	11,184,564
Xylem, Inc.	116,062	13,070,902
York Water Co. (The)	147,374	6,082,125
Zurn Elkay Water Solutions Corp., Class C	412,606	11,094,975
		$284,703,796
Total Common Stocks (identified cost $435,698,503)		$563,496,019

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$630	$ 612,133
Total High Social Impact Investments (identified cost $630,000)		$ 612,133

Calvert
Global Water Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.7%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	1,167,148	$ 1,167,148
Total Affiliated Fund (identified cost $1,167,148)		$ 1,167,148

Securities Lending Collateral — 3.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	19,935,806	$ 19,935,806
Total Securities Lending Collateral (identified cost $19,935,806)		$ 19,935,806
Total Short-Term Investments (identified cost $21,102,954)		$ 21,102,954

Total Investments — 103.1% (identified cost $457,431,457)	$585,211,106
Other Assets, Less Liabilities — (3.1)%	$(17,446,644)
Net Assets — 100.0%	$567,764,462

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $26,503,399 and the total market value of the collateral received by the Fund was $27,696,851, comprised of cash of $19,935,806 and U.S. government and/or agencies securities of $7,761,045.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $612,133, which represents 0.1% of the net assets of the Fund as of June 30, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	45.3%
Utilities	26.1
Materials	10.4
Information Technology	5.5
Health Care	4.1
Consumer Discretionary	3.2
Real Estate	2.6
Consumer Staples	2.1
High Social Impact Investments	0.1
Total	99.4%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$630,000

Abbreviations:
PC	– Participation Certificate
PFC Shares	– Preference Shares

Calvert
Global Water Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $1,779,281, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$585,119	$ —	$ —	$ —	$27,014	$ 612,133	$ 7,088	$ 630,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	7,628	32,116,789	(30,957,269)	—	—	1,167,148	17,090	1,167,148
Total				$ —	$27,014	$1,779,281	$24,178

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$14,050,970	$ —	$14,050,970
Brazil	16,511,185	—	—	16,511,185
Canada	6,499,086	—	—	6,499,086
Chile	7,107,324	—	—	7,107,324
China	—	27,576,941	—	27,576,941
Denmark	—	2,706,039	—	2,706,039
Finland	—	13,503,887	—	13,503,887
France	—	22,663,281	—	22,663,281
Germany	—	5,684,995	—	5,684,995
Italy	—	8,761,642	—	8,761,642
Japan	—	42,951,783	—	42,951,783
Mexico	4,794,669	—	—	4,794,669
Netherlands	—	8,037,060	—	8,037,060
Singapore	—	5,838,994	0	5,838,994
South Korea	—	5,388,000	—	5,388,000
Spain	—	6,028,408	—	6,028,408
Sweden	—	2,871,570	—	2,871,570
Switzerland	—	28,321,275	—	28,321,275

Calvert
Global Water Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Taiwan	$ —	$2,887,269	$ —	$2,887,269
United Kingdom	10,051,306	36,556,539	—	46,607,845
United States	284,703,796	—	—	284,703,796
Total Common Stocks	$329,667,366	$233,828,653(2)	$0	$563,496,019
High Social Impact Investments	$ —	$612,133	$ —	$612,133
Short-Term Investments:
Affiliated Fund	1,167,148	—	—	1,167,148
Securities Lending Collateral	19,935,806	—	—	19,935,806
Total Investments	$350,770,320	$234,440,786	$0	$585,211,106

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.